Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	VYCOR MEDICAL INC
Entity Central Index Key	0001424768
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Entity Filer Category	Smaller Reporting Company